Pension Plans (Funded Status of Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans Of Foreign Entity Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 97,030	¥ 86,793
Service cost	5,276	4,401	¥ 4,415
Interest cost	682	995	1,159
Actuarial loss (gain)	(1,656)	10,674
Foreign currency exchange rate change	0	0
Benefits paid	(2,702)	(2,705)
Plan participant's contributions	0	0
Business combinations	1,455	0
Divestitures	0	(3,396)
Plan amendments	(364)	268
Benefit obligation at end of year	99,721	97,030	86,793
Change in plan assets:
Fair value of plan assets at beginning of year	113,056	115,864
Actual return on plan assets	987	(2,043)
Employer contribution	3,387	3,072
Benefits paid	(2,229)	(2,227)
Plan participant's contributions	0	0
Business combinations	1,789	0
Divestitures	0	(1,610)
Foreign currency exchange rate change	0	0
Fair value of plan assets at end of year	116,990	113,056	115,864
The funded status of the plans	17,269	16,026
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	29,958	28,848
Accrued benefit liability included in other liabilities	(12,689)	(12,822)
Net amount recognized	17,269	16,026
Overseas Pension Plans Defined Benefit
Change in benefit obligation:
Benefit obligation at beginning of year	99,912	110,521
Service cost	3,270	3,856	2,460
Interest cost	1,757	1,747	2,251
Actuarial loss (gain)	(8,893)	(12,840)
Foreign currency exchange rate change	(6,226)	(2,262)
Benefits paid	(1,190)	(1,336)
Plan participant's contributions	0	88
Business combinations	0	138
Divestitures	0	0
Plan amendments	0	0
Benefit obligation at end of year	88,630	99,912	110,521
Change in plan assets:
Fair value of plan assets at beginning of year	85,180	87,009
Actual return on plan assets	2,780	(109)
Employer contribution	1,338	1,456
Benefits paid	(1,086)	(1,265)
Plan participant's contributions	0	88
Business combinations	0	0
Divestitures	0	0
Foreign currency exchange rate change	(4,818)	(1,999)
Fair value of plan assets at end of year	83,394	85,180	¥ 87,009
The funded status of the plans	(5,236)	(14,732)
Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	0	0
Accrued benefit liability included in other liabilities	(5,236)	(14,732)
Net amount recognized	¥ (5,236)	¥ (14,732)